Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 2,061	$ 1,952	$ 1,979
Change during period	30	(25)	3
Reclassified to operations	118	0	2
Tax effect	0	0	(1)
Other comprehensive income (loss)	148	(25)	4
Balance, end of period	1,590	2,061	1,952
Gain on sale of discontinued operations, net of tax	77	0	0
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	452	481	477
Change during period	37	(30)	5
Reclassified to operations	112	1	0
Tax effect	(1)	1	(1)
Other comprehensive income (loss)	148	(29)	4
Balance, end of period	600	452	481
Foreign Currency Translation | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Gain on sale of discontinued operations, net of tax	112
Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(2)	(6)	(7)
Change during period	(7)	5	(2)
Reclassified to operations	7	0	2
Tax effect	1	(1)	0
Other comprehensive income (loss)	1	4	1
Balance, end of period	(1)	(2)	(6)
Hedges | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Gain on sale of discontinued operations, net of tax	6
Other
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	3	3	4
Change during period	0	0	0
Reclassified to operations	0	0	0
Tax effect	0	0	0
Other comprehensive income (loss)	0	0	0
Balance, end of period	3	3	3
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	453	479	474
Balance, end of period	602	453	479
Attributable to non-controlling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	63	42	55
Change during period	(36)	20	(13)
Reclassified to operations	0	0	0
Tax effect	0	0	0
Other comprehensive income (loss)	(36)	20	(13)
Balance, end of period	26	63	42
Attributable to Brightstar Lottery PLC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	516	521	529
Change during period	(6)	(5)	(10)
Reclassified to operations	118	0	2
Tax effect	0	0	(1)
Other comprehensive income (loss)	112	(5)	(8)
Balance, end of period	$ 628	$ 516	$ 521